Shareholder Report, Line Graph (Details) 193897_Hotchkis - Wiley SMID Cap Diversified Value Fund_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Jun. 30, 2025	Mar. 28, 2025	Jun. 30, 2026
Hotchkis & Wiley SMID Cap Diversified Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Hotchkis & Wiley SMID Cap Diversified Value Fund - NAV Return
Accumulated Value	$ 10,211	$ 10,000	$ 12,642
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Accumulated Value	11,150	10,000	$ 13,694
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500 Value Index
Accumulated Value	10,750	10,000	$ 14,893
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500 Index
Accumulated Value	$ 10,849	$ 10,000	$ 14,833